Organization (Details)								0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	May 28, 2014 Malls property	Dec. 31, 2013 Malls property	May 28, 2014 Strip centers property	Feb. 28, 2014 Strip centers property	Dec. 31, 2013 Strip centers property	Mar. 31, 2013 Strip centers property	May 28, 2014 Shopping centers property	May 28, 2014 SPG Businesses property	Dec. 31, 2013 SPG Businesses property	May 28, 2014 WPG L.P. item	Dec. 31, 2013 WPG L.P. item
Real estate properties
Number of properties whose ownership interests is distributed	44	44	54		54		98	98	98
Percentage of the entity's common shares distributed on a pro rata basis								100.00%	100.00%
Redemption ratio of common units of operating partnership										1	1
Number of properties held within joint venture portfolio sold				1		3